Reverse Recapitalization	3 Months Ended
Mar. 31, 2024
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

NOTE 3 — REVERSE RECAPITALIZATION

As discussed in Note 1, “Nature of Operations”, the Business Combination was consummated on March 13, 2023, which, for accounting purposes, was treated as the equivalent of Zeo issuing stock for the net assets of ESGEN, accompanied by recapitalization. Under this method of accounting, ESGEN was treated as the acquired company for financial accounting and reporting purposes under GAAP.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $17.7 million from the Business Combination, offset by total transaction costs and other fees totaling $7.4 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	$2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)
Proceeds from pipe subscription	15,000,000
Net proceeds from the Business Combination	10,364,003
Less: liabilities assumed	(12,041,595)
Reverse recapitalization, net	$(1,677,592)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination was:

	Class V Common Stock	Class A Common Stock
ESGEN Class A common stock, outstanding prior to the Business Combination	—	7,027,636
Forfeiture of Class A founder shares	—	(2,900,000)
Less redemptions	—	(1,159,976)
Class A common stock of ESGEN	—	2,967,660
ESGEN Class B common stock, outstanding prior to the Business Combination	—	1,280,923
Business Combination shares	—	4,248,583
Sunergy Shares	33,730,000	—
Issuance of Class A Shares to third party advisors	—	553,207
Issuance of Class A Shares to backstop investor	—	225,174
Shares issued to sponsor	1,500,000	—
Common Stock immediately after the Business Combination	35,230,000	5,026,964

Public and private placement warrants

The 13,800,000 Public Warrants issued at the time of ESGEN’s initial public offering remained outstanding and became warrants for the Company and the 14,040,000 Private Placement Warrant were forfeited.

Redemption

Prior to the closing of the Business Combination, certain ESGEN public stockholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 1,159,976 shares of ESGEN Class A common stock for an aggregate payment from the Trust of $13,336,056.